Stockholders' Equity - Schedule of Share-based Compensation, Stock Options, Activity (Details) (10-K) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Shares, Balance, Beginning	80,000	290,000
Shares, Granted
Shares, Forfeited		(210,000)
Shares, Balance, Ending	80,000	80,000
Shares, Exercisable, Balance, Ending	80,000
Weighted Average Exercise Price, Balance, Beginning	$ 7.01	$ 5.55
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Forfeited		5.00
Weighted Average Exercise Price, Balance, Ending	7.01	7.01
Weighted Average Exercise Price, Exercisable, Balance, Ending	$ 7.01	$ 7.01
Remaining Contractual Life in Years, Balance, Beginning	3 years 8 months 12 days	4 years 2 months 12 days
Remaining Contractual Life in Years, Granted	0 years	0 years
Remaining Contractual Life in Years, Forfeited		0 years
Remaining Contractual Life in Years, Balance, Ending	3 years 6 months	3 years 8 months 12 days
Remaining Contractual Life in Years, Exercisable, Balance, Ending	3 years 6 months	3 years 8 months 12 days
Aggregate Intrinsic Value, Balance, Beginning
Aggregate Intrinsic Value, Granted
Aggregate Intrinsic Value, Forfeited
Aggregate Intrinsic Value, Balance, Ending
Aggregate Intrinsic Value, Exercisable, Balance, Ending